Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 23, 2011
Registrant Name	dei_EntityRegistrantName	SUNAMERICA SENIOR FLOATING RATE FUND INC
Central Index Key	dei_EntityCentralIndexKey	0001059040
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 23, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 23, 2011
Prospectus Date	rr_ProspectusDate	Apr 29, 2011

SunAmerica Senior Floating Rate Fund (Prospectus Summary): | SunAmerica Senior Floating Rate Fund

Pursuant to Rule 497(e)
File No. 333-32798

SUNAMERICA SENIOR FLOATING RATE FUND, INC.

(the “Fund”)

Supplement dated June 23, 2011 to the Prospectus

dated April 29, 2011

Effective immediately, on page 3 of the Prospectus, the last sentence of the second paragraph under the heading “PRINCIPAL INVESTMENT STRATEGY AND TECHNIQUES OF THE FUND,” is hereby deleted in its entirety and replaced by the following:

“The Fund may also purchase both investment grade and high yield fixed income securities and money market instruments, although the Fund may not invest more than 10% of its total assets in high yield fixed income securities.”

On page 3 of the Prospectus, the last sentence of the first paragraph under the heading “ General Risks Relating to the Loans ,” is hereby deleted in its entirety and replaced by the following:

“The Fund may invest all, or substantially all, of its assets in Loans or other securities ( e.g. unsecured loans or high yield securities) that are rated below investment grade, or in comparable unrated securities.”

On page 4 of the Prospectus, the first sentence under the heading “ Credit Quality ,” is hereby deleted in its entirety and replaced by the following:

“The Fund’s investments in Loans or other securities ( e.g. unsecured loans or high yield securities) that are rated below investment grade are subject to the risks of lower rated securities.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP1_SFPRO_4-11

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
SunAmerica Senior Floating Rate Fund (Prospectus Summary): | SunAmerica Senior Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text	ck0001059040_SupplementTextBlock

Pursuant to Rule 497(e)
File No. 333-32798

SUNAMERICA SENIOR FLOATING RATE FUND, INC.

(the “Fund”)

Supplement dated June 23, 2011 to the Prospectus

dated April 29, 2011

Effective immediately, on page 3 of the Prospectus, the last sentence of the second paragraph under the heading “PRINCIPAL INVESTMENT STRATEGY AND TECHNIQUES OF THE FUND,” is hereby deleted in its entirety and replaced by the following:

“The Fund may also purchase both investment grade and high yield fixed income securities and money market instruments, although the Fund may not invest more than 10% of its total assets in high yield fixed income securities.”

On page 3 of the Prospectus, the last sentence of the first paragraph under the heading “ General Risks Relating to the Loans ,” is hereby deleted in its entirety and replaced by the following:

“The Fund may invest all, or substantially all, of its assets in Loans or other securities ( e.g. unsecured loans or high yield securities) that are rated below investment grade, or in comparable unrated securities.”

On page 4 of the Prospectus, the first sentence under the heading “ Credit Quality ,” is hereby deleted in its entirety and replaced by the following:

“The Fund’s investments in Loans or other securities ( e.g. unsecured loans or high yield securities) that are rated below investment grade are subject to the risks of lower rated securities.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP1_SFPRO_4-11